Non-Competition Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

Non-competition agreements consist of the following as of March 31, 2013:

Non-competition agreements - net, at January 1, 2012	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	30,000
Amortization for the three months ended March 31, 2013	(15,000)
Non-competition agreements - net, at March 31, 2013	$15,000

Non-competition agreements consist of the following as of December 31, 2012 and 2011:

Non-competition agreements - net, at January 1, 2011	$420,000
Amortization for the year ended December 31, 2011	(240,000)
Non-competition agreements - net, at December 31, 2011	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	$30,000